intangible assets and goodwill - Impairment testing (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Goodwill		$ 8,897	$ 10,460
TELUS technology solutions
Disclosure of information for cash-generating units [line items]
Goodwill		7,691	7,024
Increase (decrease) in goodwill due to reallocation from (to) other CGU		700
TELUS health
Disclosure of information for cash-generating units [line items]
Goodwill		1,206	935
Increase (decrease) in goodwill due to reallocation from (to) other CGU		200
TELUS digital experience
Disclosure of information for cash-generating units [line items]
Goodwill		0	$ 2,501
Increase (decrease) in goodwill due to reallocation from (to) other CGU		(900)
Impairment of goodwill	$ 500	2,100
Estimated recoverable amount		1,800
Irreversible impairment loss recognised in profit or loss for goodwill		$ 1,600
Discount rate		9.60%	9.60%
Perpetual growth rate		2.50%	2.50%
TELUS digital experience | Customer relationships
Disclosure of information for cash-generating units [line items]
Impairment of goodwill		$ 500